Document and Entity Information	Mar. 28, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001681459
Document Type	8-K
Document Period End Date	Mar. 28, 2022
Entity Registrant Name	TechnipFMC plc
Entity Incorporation State Country Code	X0
Entity File Number	001-37983
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	Hadrian House
Entity Address, Address Line Two	Wincomblee Road
Entity Address, City or Town	Newcastle Upon Tyne
Entity Address, Country	GB
Entity Address, Postal Zip Code	NE6 3PL
City Area Code	44 203
Local Phone Number	429-3950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false